Government Bonds And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted cash	$ 20,162,985	$ 19,834,399
Guarantees	11,426,612	11,281,010
Payments in advance	4,735,206	3,846,363
Insurance	1,929,370	1,932,648
Other	1,429,773	1,428,371
Total other assets	39,683,946	38,322,791
Restricted cash as collateral for financing transactions	16,729,764	16,637,164
Restricted cash, judicial seizures	3,433,220	3,197,220
Restricted Cash, related to guarantees	$ 6,410,502	$ 6,375,020